Document and Entity Information	Dec. 17, 2020
Document And Entity Information [Line Items]
Entity Registrant Name	DONEGAL GROUP INC
Amendment Flag	false
Entity Central Index Key	0000800457
Document Type	8-K
Document Period End Date	Dec. 17, 2020
Entity Incorporation State Country Code	DE
Entity File Number	0-15341
Entity Tax Identification Number	23-2424711
Entity Address, Address Line One	1195 River Road
Entity Address, City or Town	Marietta
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	17547
City Area Code	717
Local Phone Number	426-1931
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock .01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $.01 par value
Trading Symbol	DGICA
Security Exchange Name	NASDAQ
Class B Common Stock .01 Par Value [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B Common Stock, $.01 par value
Trading Symbol	DGICB
Security Exchange Name	NASDAQ